Total
High Yield Bond Portfolio
High Yield Bond Portfolio
Investment Goal
This Fund seeks a high level of current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - High Yield Bond Portfolio	Class I	Class P
Management Fee	0.40%	0.40%
Service Fee	0.20%	none
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	0.64%	0.44%

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example - High Yield Bond Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	65	205	357	798
Class P	45	141	246	555

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example No Redemption - High Yield Bond Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	65	205	357	798
Class P	45	141	246	555

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the fiscal year ended December 31, 2019, the portfolio turnover rate was 59% of the average value of the Fund.

Principal Investment Strategies

Under normal circumstances, this Fund invests at least 80% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments or in instruments with characteristics of non-investment grade debt instruments. The Fund principally invests in intermediate to long term to maturity which generally means holdings with final maturities greater than one year. Securities include bonds and notes, which are given a low credit rating, or if unrated are of comparable quality as determined by the Manager, including those of foreign issuers which are denominated in U.S. dollars. Bonds are given a credit rating based on the issuer’s ability to pay the quoted interest rate and maturity value on time. This may give the Fund more credit risk than other bond funds but also gives it the potential for higher income than investment grade bonds.

When selecting securities, the Manager focuses on:

● Fundamental Analysis – The Manager’s primary focus is fundamental credit analysis when selecting securities. This involves an analysis of each potential security and may include meeting with the company’s management team.

● Liquidity – The Manager typically invests in the larger issues within the high yield/high risk universe, which are usually more liquid.

● Diversification – The Manager invests in a wide range of issuers across multiple industries, thus reducing individual credit risk.

The Manager may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.

While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:

● Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.

● Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

● High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities may be more volatile than investment grade securities.

● Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

● Active Management Risk: The Manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

● Foreign Markets Risk: Exposure to a foreign market can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

● Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

● Underlying Fund Risk: Because the Fund may serve as an underlying fund of one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing potential increases in expenses to the Fund and sale of securities in a short timeframe, both of which could negatively impact performance.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Pacific Asset Management LLC began managing the Fund on December 31, 2019. Pacific Life Fund Advisors LLC, doing business as Pacific Asset Management, managed the Fund before that date.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q1 2019: 7.21%; Q3 2011: (7.63%)
Average Annual Total Returns (For the periods ended December 31, 2019)
Average Annual Returns - High Yield Bond Portfolio	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I	Class I (incepted January 4, 1988)	13.98%	5.50%	6.75%		Jan. 04, 1988
Class P	Class P (incepted May 2, 2011)	14.21%	5.71%		5.71%	May 02, 2011
Bloomberg Barclays US High-Yield 2% Issuer Capped Bond Index (reflects no deductions for fees, expenses, or taxes)	Bloomberg Barclays U.S. High-Yield 2% Issuer Capped Bond Index (reflects no deductions for fees, expenses or taxes)	14.32%	6.14%	7.55%		Jan. 04, 1988